Condensed financial information of the parent company - Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 09, 2018 CNY (¥)	Aug. 09, 2018 USD ($)	Sep. 26, 2017 CNY (¥)	Sep. 26, 2017 USD ($)	Jul. 25, 2017 CNY (¥)	Jul. 25, 2017 USD ($)
Current assets:
Cash and cash equivalents	¥ 948,773	$ 137,559		¥ 1,296,924
Total current assets	3,300,784	478,568		3,247,732
Non-current assets:
Other non-current assets	35,898	5,204		164,986
Total non-current assets	986,857	143,081		1,150,249
Total assets	4,287,641	621,649		4,397,981
Current liabilities:
Salary and welfare payable	111,274	16,133		120,444
Accruals and other current liabilities	268,007	38,858		238,510
Total current liabilities	1,422,878	206,298		1,028,365
Non-current liabilities:
Other non-current liabilities	189,323	27,449		16,489
Total non-current liabilities	223,458	32,398		137,592
Total liabilities	1,646,336	238,696		1,165,957
Shareholder's equity:
Total mezzanine equity					¥ 5,137,874	¥ 1,421,083
Shareholders' equity:
Treasury shares ( 9,365,006 and 8,508,112 shares as of December 31, 2021 and 2022, respectively)	(6,816)	(988)		(27,784)
Additional paid-in capital	11,786,482	1,708,879		11,799,301
Statutory reserves	16,593	2,406		16,593
Accumulated other comprehensive income	163,928	23,767		51,556
Accumulated deficit	(9,319,229)	(1,351,161)	¥ 0	(8,607,989)
Total shareholders' equity	2,641,305	382,953		3,232,024
Total liabilities and shareholders' equity	4,287,641	621,649		4,397,981
Series Seed Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					1,091,899	301,268
Temporary Equity, Subscriptions Receivable											¥ (28,711)	$ (4,183)
Series A Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					472,723	139,432
Series A-1 Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					1,089,555	322,883
Temporary Equity, Subscriptions Receivable		(10,000)					¥ (20,668)	$ (3,000)	¥ (10,399)	$ (1,515)
Series B-1 Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					106,828	34,538
Series B-2 Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					578,091	194,351
Series C-1 Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					870,794	383,148
Series C-2 Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					154,847	69,880
Series D-1 Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares					773,137
Receivable from a holder of Series C-2 Preferred Share
Shareholder's equity:
Temporary Equity, Subscriptions Receivable						(24,417)
Class A ordinary shares
Shareholders' equity:
Ordinary shares	296	43		296
Class B ordinary shares
Shareholders' equity:
Ordinary shares	51	$ 7		51
Parent Company
Current assets:
Cash and cash equivalents	5,390			59,079	¥ 722,764	¥ 49,106
Prepayments and other current assets	802			987
Total current assets	6,192			60,066
Non-current assets:
Investment in subsidiaries	1,136,046			1,919,167
Amounts due from related parties	1,545,429			1,300,477
Total non-current assets	2,681,475			3,219,644
Total assets	2,687,667			3,279,710
Current liabilities:
Salary and welfare payable	104
Accruals and other current liabilities	8,897			6,606
Amounts due to related parties	24,918			24,591
Total current liabilities	33,919			31,197
Non-current liabilities:
Other non-current liabilities	12,443			16,489
Total non-current liabilities	12,443			16,489
Total liabilities	46,362			47,686
Shareholders' equity:
Treasury shares ( 9,365,006 and 8,508,112 shares as of December 31, 2021 and 2022, respectively)	(6,816)			(27,784)
Additional paid-in capital	11,786,482			11,799,301
Statutory reserves	16,593			16,593
Accumulated other comprehensive income	163,928			51,556
Accumulated deficit	(9,319,229)			(8,607,989)
Total shareholders' equity	2,641,305			3,232,024
Total liabilities and shareholders' equity	2,687,667			3,279,710
Parent Company | Class A ordinary shares
Shareholders' equity:
Ordinary shares	296			296
Parent Company | Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 51			¥ 51